Depreciation, Amortization And Impairment Loss Of Property, Plant And Equipment And Financial Assets Under IFRS 9 (Tables)	12 Months Ended
Dec. 31, 2025
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSS OF PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS UNDER IFRS 9
Summary of Depreciation, Amortization and Impairment losses
a)	The details of the depreciation and amortization expense for the years ended December 31, 2025, 2024 and 2023, are as follows:

	For the years ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Depreciation	(351,854)	(289,546)	(279,522)
Amortization	(35,576)	(23,537)	(22,177)
Total	(387,430)	(313,083)	(301,699)
b)	The details of the items related to impairments for the years ended December 31, 2025, 2024 and 2023, are as follows:

	For the years ended December 31,
	Generation			Distribution and Transmission			Other			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Information on Impairment Losses by Reportable Segment	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment (1)	(35,458)	(36,242)	—	—	—	—	—	—	—	(35,458)	(36,242)	—
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(35,458)	(36,242)	(8,363)	—	—		—	—	—	(35,458)	(36,242)	(8,363)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (2)	130	(630)	108	(37,053)	(18,907)	(11,988)	(1,735)	8	(947)	(38,658)	(19,529)	(12,827)

(1)See Note 16 c) item iv).

(2)See Note 9.d).